Current and deferred tax - Summary of Movement on Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liabilities [Line Items]
To profit and loss	$ 10,211	$ 843
Deferred tax liabilities [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	731	325
Acquisition of subsidiaries	1,548	219
To profit and loss	(234)	187
Balance Ending	2,045	731
Deferred tax liabilities [Member] | Goodwill
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	187
To profit and loss	96	187
Balance Ending	283	187
Deferred tax liabilities [Member] | Customer relationship
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	325	325
Acquisition of subsidiaries	1,424
To profit and loss	(285)
Balance Ending	1,464	325
Deferred tax liabilities [Member] | Intellectual property
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	219
Acquisition of subsidiaries	65	219
To profit and loss	(61)
Balance Ending	223	$ 219
Deferred tax liabilities [Member] | Others
Reconciliation of changes in deferred tax liabilities [Line Items]
Acquisition of subsidiaries	59
To profit and loss	16
Balance Ending	$ 75